SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT REPORTING
Schedule of segment information

Summarized information by segments for the years ended December 31, 2019, 2020 and 2021 is as follows:

	For the year ended December 31, 2021
	Network	Hospital	Total
	RMB	RMB	RMB	US$
Revenues from external customers	324,458	161,175	485,633	76,206
Cost of sales	(253,826)	(288,704)	(542,530)	(85,135)
Gross profit (loss)	70,632	(127,529)	(56,897)	(8,929)

	For the year ended December 31, 2020
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	115,959	107,052	223,011
Cost of sales	(52,725)	(157,203)	(209,928)
Gross profit (loss)	63,234	(50,151)	13,083

	For the year ended December 31, 2019
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	121,537	76,826	198,363
Cost of sales	(77,131)	(137,062)	(214,193)
Gross profit (loss)	44,406	(60,236)	(15,830)

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Segment assets
Network	1,725,936	1,849,432	290,216
Hospital	3,608,602	4,380,519	687,399
Total segment assets	5,334,538	6,229,951	977,615

Schedule of net revenue by country based upon the sales location that predominately represents the customer location

Net revenue by country is based upon the sales location that predominately represents the customer location.

	For the Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Revenues from PRC	164,167	199,370	485,633	76,206
Revenues from Singapore	34,196	23,641	—	—
Total revenues	198,363	223,011	485,633	76,206

Schedule of total long-lived assets excluding financial instruments, intangible assets and deferred tax assets by country

Total long-lived assets excluding financial instruments, intangible assets, long-term investment and goodwill by country were as follows:

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
PRC	3,474,849	3,989,426	626,028
Singapore	—	—	—
Total long-lived assets	3,474,849	3,989,426	626,028